1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

May 25, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 317 (“PEA 317”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 434 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 317 is being filed to make changes to the: (i) Asset Allocation Funds Prospectus; (ii) Bond Funds Prospectus; (iii) Credit Bond Funds Prospectus; (iv) Equity-Related Strategy Funds Prospectus; (v) International Bond Funds Prospectus; (vi) Quantitative Strategies Prospectus; (vii) Real Return Strategy Funds Prospectus; (viii) Short Duration Strategy Funds Prospectus; (ix) Tax-Efficient Strategy Funds Prospectus; and (x) Statement of Additional Information and to register a new class of shares, I-3, for: PIMCO Credit Absolute Return Fund, PIMCO GNMA Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Long-Term U.S. Government Fund, PIMCO Low Duration ESG Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund, PIMCO Short Duration Municipal Income Fund, and PIMCO Total Return ESG Fund, each an existing series of the Trust.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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